Summary of Financial Information for Affiliated Companies Accounted for by Equity Method (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 Entity	Mar. 31, 2013 Entity	Mar. 31, 2012
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 10,813,254	¥ 9,634,769
Noncurrent assets	10,172,524	8,495,078
Total assets	20,985,778	18,129,847
Current liabilities	7,120,877	6,366,002
Long-term liabilities and noncontrolling interests	5,217,723	4,541,328
Affiliated companies accounted for by the equity method shareholders' equity	8,647,178	7,222,517
Total liabilities and shareholders' equity	20,985,778	18,129,847
Toyota's share of affiliated companies accounted for by the equity method shareholders' equity	2,429,576	2,102,584
Number of affiliated companies accounted for by the equity method at end of period	54	56
Net revenues	28,289,687	24,242,046	22,211,233
Gross profit	3,385,048	2,620,892	2,297,660
Net income attributable to affiliated companies accounted for by the equity method	963,003	705,249	554,983
Equity in earnings of affiliated companies attributable to Toyota Motor Corporation	¥ 318,376	¥ 231,519	¥ 197,701